                                              (HATTERAS INCOME SECURITIES, INC.)

                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS

                                                                   JUNE 30, 2002

          NOT                                                MAY LOSE VALUE
          FDIC-
          INSURED                                            NO BANK GUARANTEE

SHARES OF THE COMPANY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY BANK OF AMERICA CORPORATION ("BANK OF AMERICA") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE COMPANY INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

AFFILIATES OF BANK OF AMERICA PROVIDE INVESTMENT ADVISORY AND OTHER SERVICES TO THE COMPANY, FOR WHICH THEY ARE COMPENSATED.

HATTERAS INCOME SECURITIES, INC.

DEAR SHAREHOLDER:

We are pleased to present the Hatteras Income Securities, Inc. (the "Company") semi-annual report to shareholders for the six-month period ended June 30, 2002.

INVESTMENT OBJECTIVE

The Company is a closed-end investment company registered under the Investment Company Act of 1940, as amended, and its shares are traded on the New York Stock Exchange under the symbol "HAT." The Company's investment objective is to seek high monthly income consistent with prudent investment risk.

PERFORMANCE UPDATE*

The first half of 2002 proved to be a difficult period for both the equity and fixed income markets. Despite a strong first quarter rebound for the U.S. Gross Domestic Product from 1.7% to 6.1%, concerns over corporate malfeasance and a continuing parade of corporate rating downgrades pushed the U.S. equity market lower and caused prices of corporate bonds to lag their U.S. Treasury counterparts. On a more positive note, the downturn in the U.S. equity markets helped the fixed income markets post yet another strong set of returns. Since December 31, 2001, the Federal Reserve Board (the Fed) has kept short-term interest rates unchanged at 1.75%, but 2-year and 10-year U.S. Treasury notes rallied by 0.25%, with the 5-year U.S. Treasury note outperforming all other benchmark U.S. Treasuries with a return of 3.91%.

The decline in investor confidence can be seen most readily in the returns of the high yield debt markets. For the six months ending June 30, 2002, the Lehman Brothers U.S. Long-Term Treasury Index(1) returned 3.61% while the Salomon Smith Barney High-Yield Market Index(2) returned a negative 6.65%. Lower quality investment grade corporate debt also trailed their U.S. Treasury counterparts. On average, "BBB" rated U.S. based investment grade corporate bonds trailed comparable maturity U.S. Treasury notes by 4.60%. In contrast, "AAA" rated commercial mortgage-backed and agency-backed securities managed to outperform comparable maturity U.S. Treasury notes by 2.81% and 1.37%, respectively.

The net asset value of the Company's shares on June 30, 2002 was $14.46 per share. Based on net asset value at the end of the period, the Company's shares posted a six-month total return of 1.55%, which underperformed the Lehman Aggregate Bond Index's(3) return of 3.79% for the same period.

(1) The Lehman Brothers U.S. Long-Term Treasury Index is comprised of U.S. Treasury securities publicly issued by the U.S. Treasury. It is limited to securities with final maturities of 10 years or longer. The index calculates total returns for one-month, three-month, twelve-month and ten-year periods and year-to-date.

(2) The Salomon Smith Barney High-Yield Market Index measures the performance of below-investment-grade debt issued by corporations domiciled in the U.S. or Canada. All the bonds in the index are publicly placed, have a fixed coupon and are nonconvertible.

(3) Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

* THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OF FUTURE RESULTS.

Although the portfolio did not manage to keep pace with its market benchmark, there were several positions that made positive contributions to the Company's return. The first was our decision to maintain our exposure to "AAA" rated commercial mortgage-backed securities. Second, was our weighting in agency mortgage-backed securities. Both of these sectors were helped by a flight to quality and managed to outperform U.S. Treasury notes during the period.

Unfortunately, our exposures to these sectors were not enough to overcome the poor performance of high yield and lower quality investment grade corporate debt. In June 2002, WorldCom, Inc. stunned the investment world by announcing that they had misstated earnings by over $3 billion dollars over the past 18 months because they had placed line cost expenses in their capital account. The obvious magnitude of their error sent the corporate market into a tailspin. In the month of June alone, the Salomon Smith Barney High-Yield Market Index dropped 8.81%.

MARKET OUTLOOK

Looking ahead, we continue to believe that the U.S. economy is in recovery. However, the interim period may be volatile. During his most recent address to the Senate and Congress, Fed Chairman Alan Greenspan gave every indication that he believes the U.S. economy is recovering and that the next action by the Fed could be to increase short rates. Given that we expect inflation to remain under control and unemployment to move slightly higher, we believe that Mr. Greenspan may not have to increase interest rates until the end of this year or possibly the first quarter of 2003. Additionally, we feel year over year corporate earnings could begin to show signs of strength.

While no one knows exactly when investor sentiment will make a positive turn, we do believe that in six to 12 months, the recent drop in high yield and lower quality investment grade bond prices could look like an exceptional buying opportunity. Our goal over the next few months will be to add to both our investment grade and high yield corporate bond positions, while reducing our exposure several of the higher quality sectors.

We thank you for your continued support.

Sincerely,

/s/ ROBERT H. GORDON
ROBERT H. GORDON
PRESIDENT

June 30, 2002

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS                          JUNE 30, 2002 (UNAUDITED)


PRINCIPAL                                                                  MOODY'S   S&P      MARKET
  AMOUNT                                                                      RATINGS         VALUE
-------------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES -- 0.5%
               (Cost $249,997)
             ASSET-BACKED -- AUTO LOANS -- 0.5%
$  250,000   Americredit Automobile Receivables Trust,
               Series 2001-B, Class A4,
               5.370% 06/12/08#..........................................  Aaa       AAA   $   259,432
                                                                                           -----------
             CORPORATE BONDS AND NOTES -- 53.0%
             AEROSPACE & DEFENSE -- 0.0%+
    20,000   Northrop Grumman Corporation,
               7.125% 02/15/11...........................................  Baa3      BBB-       21,301
                                                                                           -----------
             AIRLINES -- 1.1%
   113,000   American Airlines,
               7.858% 10/01/11**.........................................  Baa1      AA+       122,626
   160,000   Continental Airlines,
               8.000% 12/15/05...........................................  B3        B         140,800
   180,000   Delta Airlines,
               8.300% 12/15/29#..........................................  Ba3       BB        143,482
   160,000   Northwest Airlines,
               9.875% 03/15/07...........................................  B2        B+        144,000
                                                                                           -----------
                                                                                               550,908
                                                                                           -----------
             APPAREL & TEXTILES -- 0.2%
   127,000   Levi Strauss & Company,
               6.800% 11/01/03...........................................  B2        BB-       117,475
                                                                                           -----------
             AUTOMOTIVE -- 1.3%
    83,000   Delphi Automotive Systems Corporation,
               6.125% 05/01/04...........................................  Baa2      BBB        85,967
   392,000   Ford Motor Company,
               7.450% 07/16/31#..........................................  Baa1      BBB+      364,892
   194,000   Lear Corporation,
               8.110% 05/15/09...........................................  Ba1       BB+       198,850
                                                                                           -----------
                                                                                               649,709
                                                                                           -----------
             BANKING AND FINANCE -- 6.1%
   250,000   Bank One Corporation,
               6.000% 08/01/08#..........................................  Aa3       A         257,693
             Capital One Bank:
    37,000     6.500% 07/30/04#..........................................  Baa2      BBB-       37,374
   113,000     6.875% 02/01/06#..........................................  Baa2      BBB-      111,692
    46,000   Dana Credit Corporation,
               7.250% 12/16/02...........................................  Ba3       BB         45,368
             Ford Motor Credit Company:
   256,000     5.800% 01/12/09#..........................................  A3        BBB+      240,691
   210,000     7.375% 10/28/09...........................................  A3        BBB+      217,393
    29,000     7.375% 02/01/11...........................................  A3        BBB+       29,374

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2002 (UNAUDITED)


PRINCIPAL                                                                  MOODY'S   S&P      MARKET
  AMOUNT                                                                      RATINGS         VALUE
-------------------------------------------------------------------------------------------------------
             BANKING AND FINANCE -- (CONTINUED)
             General Motors Acceptance Corporation:
$  154,000     6.125% 09/15/06...........................................  A2        BBB+  $   156,180
   108,000     6.150% 04/05/07...........................................  A2        BBB+      108,960
    98,000     6.875% 09/15/11...........................................  A2        BBB+       97,296
   185,000     8.000% 11/01/31...........................................  A3        BBB+      189,209
   325,000   Golden State Escrow Corporation,
               7.000% 08/01/03#..........................................  Ba1       BB+       337,162
             Household Finance Corporation:
   178,000     5.875% 02/01/09...........................................  A2        A         171,013
   178,000     6.750% 05/15/11...........................................  A2        A         175,192
   165,000   PCA LLC / PCA Finance Corporation,
               11.875% 08/01/09**........................................  B3        B+        163,350
   101,000   PNC Funding Corporation,
               5.750% 08/01/06...........................................  A2        A-        104,105
   111,000   Popular North America Inc.,
               Series E,
               6.125% 10/15/06...........................................  A3        BBB+      113,800
    67,000   Qwest Capital Funding Inc.,
               7.000% 08/03/09...........................................  Ba2       BB         37,185
    49,000   Regions Financial Corporation,
               7.750% 09/15/24...........................................  A2        A-         53,571
   125,000   U.S. Bank NA, Minnesota,
               6.375% 08/01/11...........................................  A1        A         129,870
   192,000   Wachovia Corporation,
               4.950% 11/01/06#..........................................  A1        A         193,491
                                                                                           -----------
                                                                                             2,969,969
                                                                                           -----------
             CHEMICALS -- 3.2%
             Dow Chemical Company:
    86,000     6.125% 02/01/11#..........................................  A3        A          86,650
    62,000     7.375% 11/01/29#..........................................  A3        A          65,432
   193,000   Lyondell Chemical Company,
               Series B,
               9.875% 05/01/07...........................................  Ba3       BB        184,798
             Methanex Corporation:
   440,000     7.400% 08/15/02#..........................................  Ba1       BBB-      437,800
   141,000     8.750% 08/15/12...........................................  Ba1       BBB-      143,820
             Solutia Inc.:
   500,000     6.500% 10/15/02#..........................................  Ba3       BB-       475,000
   212,000     6.720% 10/15/37...........................................  Ba3       BB-       180,200
                                                                                           -----------
                                                                                             1,573,700
                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2002 (UNAUDITED)




PRINCIPAL                                                                  MOODY'S   S&P      MARKET
  AMOUNT                                                                      RATINGS         VALUE
-------------------------------------------------------------------------------------------------------
             COMMERCIALS SERVICES -- 1.4%
$  300,000   Coinmach Corporation,
               9.000% 02/01/10**.........................................  B2        B     $   304,500
    90,000   Rent-A-Center, Inc.,
               11.000% 08/15/08..........................................  B1        B          95,625
   250,000   Service Corporation International,
               6.300% 03/15/03#..........................................  B1        BB-       247,500
    35,000   Vicar Operating, Inc.,
               9.875% 12/01/09...........................................  B3        B-         36,750
                                                                                           -----------
                                                                                               684,375
                                                                                           -----------
             COMPUTERS -- 0.2%
    49,000   International Business Machines Corporation,
               6.500% 01/15/28...........................................  A1        A+         47,983
    65,000   Seagate Technology International,
               8.000% 05/15/09**.........................................  Ba2       BB+        65,000
                                                                                           -----------
                                                                                               112,983
                                                                                           -----------
             CONSTRUCTION -- 1.0%
   100,000   Nortek, Inc.,
               Series B,
               9.875% 06/15/11...........................................  B3        B-        101,000
   204,000   Ryland Group, Inc.,
               8.000% 08/15/06#..........................................  Ba2       BB        205,530
   165,000   Standard Pacific Corporation,
               9.250% 04/15/12...........................................  Ba3       B+        165,825
                                                                                           -----------
                                                                                               472,355
                                                                                           -----------
             CONSUMER CREDIT AND MORTGAGES -- 0.5%
   240,000   Countrywide Home Loans, Inc.,
               5.500% 08/01/06#..........................................  A3        A         245,324
                                                                                           -----------
             DEPARTMENT & DISCOUNT STORES -- 0.2%
    94,000   Sears Roebuck Acceptance Corporation,
               6.750% 08/15/11...........................................  Baa1      A-         96,381
                                                                                           -----------
             ELECTRIC POWER -- NON NUCLEAR -- 0.6%
   201,000   Calpine Corporation,
               8.500% 2/15/11#...........................................  B1        B+        134,670
    88,000   Cinergy Corporation,
               6.250% 09/01/04#..........................................  Baa2      BBB+       89,391
    78,000   DPL Inc.,
               6.875% 09/01/11**.........................................  Baa1      BBB        76,874
                                                                                           -----------
                                                                                               300,935
                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2002 (UNAUDITED)


PRINCIPAL                                                                  MOODY'S   S&P      MARKET
  AMOUNT                                                                      RATINGS         VALUE
-------------------------------------------------------------------------------------------------------
             ELECTRIC POWER -- NUCLEAR -- 3.0%
$  305,000   AES Corporation,
               8.750% 12/15/02#..........................................  Ba1       BB    $   283,650
   220,000   American Electric Power Company Inc.,
               Series A,
               6.125% 05/15/06#..........................................  Baa1      BBB+      224,101
   103,000   Constellation Energy Group, Inc.,
               7.600% 04/01/32...........................................  Baa1      BBB+      106,712
    77,000   Duke Energy Corporation,
               6.250% 02/01/11...........................................  A1        A+         78,520
   232,000   Exelon Generation Company LLC,
               6.950% 06/15/11...........................................  Baa1      A-        240,182
    84,000   First Energy Corporation,
               Series B,
               6.450% 11/15/11#..........................................  Baa2      BBB-       81,555
             Progress Energy Inc.:
   104,000     7.100% 03/01/11...........................................  Baa1      BBB       109,867
    51,000     7.750% 03/01/31...........................................  Baa1      BBB        54,701
   235,000   PSEG Energy Holdings Inc.,
               8.500% 06/15/11#..........................................  Baa3      BBB-      219,353
    41,000   Southern Power Company,
               6.250% 07/15/12...........................................  Baa1      BBB+       41,114
                                                                                           -----------
                                                                                             1,439,755
                                                                                           -----------
             ELECTRONICS -- 0.5%
   216,000   L-3 Communications Corporation,
               7.625% 06/15/12**.........................................  Ba3       BB-       216,540
                                                                                           -----------
             ENERGY -- 0.8%
   149,000   Ocean Energy Inc.,
               Series B,
               8.875% 07/15/07...........................................  Ba1       BB+       155,333
   250,000   PDV America Inc., Gtd. Sr. Notes,
               7.875% 08/01/03#..........................................  Baa3      B+        251,846
                                                                                           -----------
                                                                                               407,179
                                                                                           -----------
             FINANCIAL/BROKERAGE -- 4.7%
    86,000   Associates Corporation of North America,
               6.950% 11/01/18#..........................................  Aa1       AA-        88,937
   250,000   Case Credit Corporation,
               Series B,
               6.150% 03/01/02#..........................................  Ba2       BB        245,410
             Citigroup Inc.:
    35,000     6.000% 02/21/12#..........................................  Aa1       AA-        35,142
   202,000     7.250% 10/01/10#..........................................  Aa2       A+        219,875
             Credit Suisse First Boston, USA Inc.:
    76,000     5.875% 08/01/06#..........................................  Aa3       AA-        78,779

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2002 (UNAUDITED)




PRINCIPAL                                                                  MOODY'S   S&P      MARKET
  AMOUNT                                                                      RATINGS         VALUE
-------------------------------------------------------------------------------------------------------
             FINANCIAL/BROKERAGE -- (CONTINUED)
$  125,000     6.125% 11/15/11#..........................................  Aa3       AA-   $   122,794
    74,000   Goldman Sachs and Company,
               6.875% 01/15/11...........................................  A1        A+         76,719
   139,000   JP Morgan Chase & Company,
               5.250% 05/30/07...........................................  Aa3       AA-       139,804
    76,000   Lehman Brothers Holdings Inc.,
               7.000% 02/01/08...........................................  A2        A          81,360
   100,000   Merrill Lynch & Company, Inc.,
               6.000% 02/17/09...........................................  Aa3       AA-       101,680
   100,000   Morgan Stanley Dean Witter,
               6.100% 04/15/06...........................................  Aa3       AA-       104,215
   171,000   Nisource Finance Corporation,
               7.500% 11/15/03...........................................  Baa2      BBB       170,877
   197,000   Prudential Funding LLC,
               6.600% 05/15/08...........................................  A2        A+        207,900
   326,000   Tech Olympic USA, Inc.,
               10.375% 07/01/12**........................................  B2        B-        324,370
   125,000   Washington Mutual Inc.,
               7.500% 08/15/06...........................................  A3        BBB+      135,208
   131,000   Wells Fargo Financial, Inc.,
               4.875% 06/12/07...........................................  Aa2       A+        130,827
                                                                                           -----------
                                                                                             2,263,897
                                                                                           -----------
             FOOD -- 3.7%
   367,000   Burns Philip Capital Party Limited,
               9.750% 07/15/07**.........................................  B2        B         363,330
   158,000   Del Monte Corporation,
               9.250% 05/15/11#..........................................  B3        B-        164,320
   350,000   Fleming Companies, Inc.,
               9.875% 05/01/12**.........................................  B2        B+        330,750
    49,000   Great Atlantic & Pacific Tea Company, Inc.,
               7.750% 04/15/07...........................................  B2        BB         45,080
   125,000   Kellogg Company,
               Series B,
               6.000% 04/01/06...........................................  Baa2      BBB       130,636
    44,000   Kraft Foods Inc.,
               5.250% 06/01/07...........................................  A2        A-         44,623
   225,000   Pathmark Stores Inc.,
               8.750% 02/01/12...........................................  B2        B         228,375
    53,000   Pilgrim's Pride Corporation,
               Class B,
               9.625% 09/15/11...........................................  Ba3       BB-        54,590

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2002 (UNAUDITED)


PRINCIPAL                                                                  MOODY'S   S&P      MARKET
  AMOUNT                                                                      RATINGS         VALUE
-------------------------------------------------------------------------------------------------------
             FOOD -- (CONTINUED)
$  181,000   Sara Lee Corporation,
               6.250% 09/15/11...........................................  A3        A+    $   187,377
   214,000   Tyson Foods, Inc.,
               7.250% 10/01/06...........................................  Baa3      BBB       225,929
                                                                                           -----------
                                                                                             1,775,010
                                                                                           -----------
             GAS -- 0.4%
   109,000   El Paso Corporation,
               7.800% 08/01/31#..........................................  Baa2      BBB       102,026
             Praxair, Inc.:
    34,000     4.750% 07/15/07...........................................                       33,845
    51,000     6.500% 03/01/08...........................................  A3        BBB+       53,686
                                                                                           -----------
                                                                                               189,557
                                                                                           -----------
             HEALTH CARE -- 1.0%
   250,000   American Home Products,
               6.250% 03/15/06#..........................................  A3        A         264,387
    85,000   Pacificare Health Systems,
               Class A,
               10.75% 06/01/09**.........................................  B3        B+         87,019
             Wellpoint Health Networks Inc.:
   111,000     6.375% 06/15/06...........................................  Baa1      A-        116,866
    15,000     6.375% 01/15/12...........................................  Baa1      A-         15,536
                                                                                           -----------
                                                                                               483,808
                                                                                           -----------
             HOUSING & FURNISHING -- 0.1%
    70,000   Beazer Homes USA, Inc.,
               8.375% 04/15/12**.........................................  Ba2       BB         70,700
                                                                                           -----------
             INDUSTRIAL -- 5.6%
   386,000   Allied Waste North American,
               10.000% 08/01/09#.........................................  B2        B+        379,276
   350,000   American Standard Inc.,
               7.375% 04/15/05#..........................................  Ba2       BB+       360,500
             FiberMark, Inc.:
   653,000     6.500% 08/01/03#..........................................  B1        B+        647,364
    86,000     10.750% 04/15/11..........................................  B1        B+         82,775
    54,000   Johnsondiversy Inc.,
               9.625% 05/15/12...........................................  B2        B          56,430
   600,000   NL Industries, Inc.,
               11.750% 10/15/03..........................................  B1        B+        600,000
   256,000   Scotts Company,
               8.625% 01/15/09...........................................  B2        B+        317,625

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2002 (UNAUDITED)




PRINCIPAL                                                                  MOODY'S   S&P      MARKET
  AMOUNT                                                                      RATINGS         VALUE
-------------------------------------------------------------------------------------------------------
             INDUSTRIAL -- (CONTINUED)
$  133,000   USX Corporation,
               6.650% 02/01/06...........................................  Baa1      BBB   $   140,751
   121,000   Waste Management, Inc.,
               7.375% 08/01/10...........................................  Ba1       BBB       125,640
                                                                                           -----------
                                                                                             2,710,361
                                                                                           -----------
             INTEGRATED OIL -- 0.5%
    95,000   Conoco Funding Company,
               6.350% 10/15/11...........................................  Baa1      BBB+       98,493
   135,000   PEMEX Master Trust,
               8.625% 02/01/22...........................................  Baa1      BBB-      131,963
                                                                                           -----------
                                                                                               230,456
                                                                                           -----------
             LODGING AND RECREATION -- 2.6%
    95,000   Argosy Gaming Company,
               9.000% 09/01/11#..........................................  B2        B+         97,494
   233,000   Aztar Corporation,
               9.000% 08/15/11#..........................................  Ba3       B+        236,786
   196,000   Harrahs Operating Company, Inc.,
               7.875% 12/15/05...........................................  Ba1       BB+       201,390
   102,000   Isle of Capri Casinos, Inc.,
               9.000% 03/15/12**.........................................  B2        B         103,020
   109,000   John Q. Hamons Hotels,
               8.875% 05/15/12**.........................................  B2        B         106,820
   196,000   Park Place Entertainment Corporation,
               8.125% 05/15/11...........................................  Ba2       BB+       195,020
   272,000   Six Flags, Inc.,
               8.875% 02/01/10**.........................................  B2        B         270,640
    40,000   Walt Disney Company,
               6.375% 03/01/12#..........................................  A3        A-         40,740
                                                                                           -----------
                                                                                             1,251,910
                                                                                           -----------
             MEDIA AND CABLE -- 1.4%
             AOL Time Warner Inc.:
    99,000     6.150% 05/01/07#..........................................  Baa1      BBB+       94,570
   178,000     7.625% 04/15/31#..........................................  Baa1      BBB+      155,858
    66,000   Comcast Cable Communications,
               7.125% 06/15/13...........................................  Baa2      BBB        59,480
   262,000   Insight Communications Company, Inc.,
               12.250% 02/15/11..........................................  Caa1      B-        112,660
    44,000   News America Holdings,
               8.150% 10/17/36...........................................  Baa3      BBB-       43,147
    76,000   Time Warner Inc.,
               8.110% 08/15/06...........................................  Baa1      BBB+       80,293

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2002 (UNAUDITED)


PRINCIPAL                                                                  MOODY'S   S&P      MARKET
  AMOUNT                                                                      RATINGS         VALUE
-------------------------------------------------------------------------------------------------------
             MEDIA AND CABLE -- (CONTINUED)
             Viacom Inc., Class B:
$   66,000     6.625% 05/15/11...........................................  A3        A-    $    67,749
    66,000     7.875% 07/30/30...........................................  A3        A-         71,671
                                                                                           -----------
                                                                                               685,428
                                                                                           -----------
             MEDICAL DEVICES & SUPPLIES -- 0.2%
    95,000   Advanced Medical Optics,
               9.250% 07/15/10**.........................................  B3        B          93,813
                                                                                           -----------
             METALS & MINING -- 0.3%
    18,000   Alcoa Inc.,
               7.375% 08/01/10#..........................................  A1        A+         20,003
   107,000   Compass Minerals Group Inc.,
               10.000% 08/15/11#.........................................  B3        B         112,885
                                                                                           -----------
                                                                                               132,888
                                                                                           -----------
             NATURAL GAS PIPELINES -- 0.3%
   147,000   Kinder Morgan, Inc.,
               6.650% 03/01/05#..........................................  Baa2      BBB       154,213
                                                                                           -----------
             OILFIELD SERVICES -- 0.6%
    76,000   Amerada Hess Corporation,
               7.875% 10/01/29#..........................................  Baa2      BBB+       83,043
             Anadarko Finance Company, Series B:
    56,000     6.750% 05/01/11#..........................................  Baa1      BBB+       58,598
   102,000     7.500% 05/01/31#..........................................  Baa1      BBB+      108,797
    32,000   Williams Companies Inc.,
               7.625% 07/15/19...........................................  Baa3      BBB        25,189
                                                                                           -----------
                                                                                               275,627
                                                                                           -----------
             PACKAGING & CONTAINERS -- 2.0%
   302,000   Container Corporation of America,
               9.750% 04/01/03...........................................  B2        B         310,305
   200,000   Owens-Brockway Glass Containers,
               8.875% 02/15/09**.........................................  B2        BB        200,000
             Riverwood International Company:
   137,000     10.625% 08/01/07#.........................................  B3        CCC+      144,193
   303,000     10.875% 04/01/08..........................................  Caa1      CCC+      315,120
                                                                                           -----------
                                                                                               969,618
                                                                                           -----------
             PAPER & FOREST PRODUCTS -- 1.4%
   171,000   Appleton Papers Inc.,
               12.500% 12/15/08**........................................  B3        B+        168,435
    61,000   International Paper Company,
               8.000% 07/08/03...........................................  Baa2      BBB        63,958
   229,000   Louisiana-Pacific Corporation,
               10.875% 11/15/08..........................................  Ba2       B+        251,900

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2002 (UNAUDITED)




PRINCIPAL                                                                  MOODY'S   S&P      MARKET
  AMOUNT                                                                      RATINGS         VALUE
-------------------------------------------------------------------------------------------------------
             PAPER & FOREST PRODUCTS -- (CONTINUED)
$  162,000   Tembec Industries Inc.,
               8.500% 02/01/11#..........................................  Ba1       BB+   $   166,860
    31,000   Weyerhaeuser Company,
               7.375% 03/15/32**.........................................  Baa2      BBB        31,464
                                                                                           -----------
                                                                                               682,617
                                                                                           -----------
             RAILROADS, TRUCKING & SHIPPING -- 0.7%
    90,000   Burlington Northern Santa Fe Corporation,
               6.750% 07/15/11#..........................................  Baa2      BBB+       94,460
   226,000   FedEx Corporation,
               6.625% 02/12/04#..........................................  Baa2      BBB       235,424
                                                                                           -----------
                                                                                               329,884
                                                                                           -----------
             REAL ESTATE -- 0.6%
   135,000   Choctaw Resort Development Enterprise,
               9.250% 04/01/09...........................................  B1        BB-       139,725
    54,000   Corrections Corporation of America,
               9.875% 05/01/09**.........................................  B2        B-         55,620
   102,000   EOP Operating LP,
               7.000% 07/15/11#..........................................  Baa1      BBB+      107,155
                                                                                           -----------
                                                                                               302,500
                                                                                           -----------
             REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.5%
   193,000   Felcor Lodging LP,
               9.500% 09/15/08#..........................................  Ba3       BB-       195,895
   300,000   Host Mariott Corporation,
               7.875% 08/01/05...........................................  Ba3       BB-       292,500
    38,000   iStar Financial Inc.,
               8.750% 08/15/08...........................................  Ba1       BB+        37,668
   225,000   MeriStar Hospitality Corporation,
               9.125% 01/15/11**.........................................  B1        B+        214,875
                                                                                           -----------
                                                                                               740,938
                                                                                           -----------
             RESTAURANTS -- 0.3%
   133,000   Yum! Brands, Inc.,
               7.450% 05/15/05...........................................  Ba1       BB        134,995
                                                                                           -----------
             STEEL -- 0.7%
    85,000   AK Steel,
               7.750% 06/15/12**.........................................  B1        BB         84,150
   123,000   Earle M. Jorgensen Company,
               9.750% 06/01/12...........................................  B2        B-        121,155
   105,000   United States Steel LLC,
               10.750% 08/01/08**                                           Ba2      BB        109,200
                                                                                           -----------
                                                                                               314,505
                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2002 (UNAUDITED)


PRINCIPAL                                                                  MOODY'S   S&P      MARKET
  AMOUNT                                                                      RATINGS         VALUE
-------------------------------------------------------------------------------------------------------
             TELECOMMUNICATIONS -- 3.5%
$   41,000   AT&T Corporation,
               8.000% 11/15/31**.........................................  Baa2      BBB+  $    32,185
             AT&T Wireless Services Inc.:
   128,000     7.875% 03/01/11#..........................................  Baa2      BBB       103,390
    82,000     8.125% 05/01/12#..........................................  Baa2      BBB        66,866
    99,000   Bellsouth Telecommunications,
               6.375% 06/01/08#..........................................  Aa2       B+         92,533
    58,000   Cingular Wireless,
               7.125% 12/15/31**.........................................  A3        A+         50,140
   165,000   Cox Communications Inc.,
               7.750% 11/01/10#..........................................  Baa2      BBB       156,937
   294,000   Dobson Communications Corporation,
               10.875% 07/01/10#.........................................  B3        B-        173,460
   250,000   Nextel Communications, Inc.,
               Class A,
               9.375% 11/15/09...........................................  B3        B         126,875
   275,000   Rural Cellular Corporation,
               9.750% 01/15/10...........................................  B3        B-        132,000
   174,000   SBC Communications Inc.,
               6.250% 03/15/11...........................................  Aa3       AA-       178,138
             Sprint Capital Corporation:
    36,000     6.125% 11/15/08...........................................  Baa3      BBB-       27,548
    72,000     6.900% 05/01/19...........................................  Baa3      BBB-       48,079
    80,000     8.375% 03/15/12...........................................  Baa3      BBB-       66,276
   102,000   US West Capital Funding Inc.,
               6.875% 07/15/28...........................................  Ba2       BB         52,020
   155,000   Verizon Global Funding Corporation,
               7.750% 12/01/30...........................................  A1        A+        149,486
   120,000   Verizon New England Inc.,
               6.500% 09/15/11...........................................  Aa2       A+        117,353
   136,000   Verizon Pennsylvania,
               Series A,
               5.650% 11/15/11#..........................................  Aa2       A+        125,062
                                                                                           -----------
                                                                                             1,698,348
                                                                                           -----------
             TOBACCO -- 0.8%
   145,000   DIMON Inc.,
               9.625% 10/15/11#..........................................  Ba3       BB        151,888
   250,000   RJ Reynolds Tobacco Holdings, Inc.,
               7.375% 05/15/03...........................................  Baa2      BBB-      257,106
                                                                                           -----------
                                                                                               408,994
                                                                                           -----------
             TOTAL CORPORATE BONDS AND NOTES:
               (Cost $26,450,412)........................................                   25,758,956
                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2002 (UNAUDITED)




PRINCIPAL                                                                  MOODY'S   S&P      MARKET
  AMOUNT                                                                      RATINGS         VALUE
-------------------------------------------------------------------------------------------------------
             FOREIGN BONDS AND NOTES -- 3.2%
$  178,000   Air Canada,
               10.250% 03/15/11#.........................................  B3        B     $   139,285
   500,000   AT&T Canada Inc.,
               (0.000)% due 06/15/08
               9.950% beginning 06/15/03.................................  Ca        CC         50,000
   200,000   Compagnie Generale de Geophysique SA,
               10.625% 11/15/07**........................................  Ba3       BB        205,000
   181,000   Corp. Andina de Fomento,
               8.875% 06/01/05#..........................................  A2        A         198,742
   101,000   Government of Canada,
               5.250% 11/05/08#..........................................  Aaa       AA+       104,232
    55,000   Hanson Overseas BV,
               6.750% 09/15/05...........................................  Baa1      BBB+       58,165
    86,000   Hellenic Republic,
               6.950% 03/04/08...........................................  A2        A          94,360
   123,000   Province of Quebec,
               7.500% 09/15/29...........................................  A1        A+        140,838
             Republic of Italy:
   152,000     6.000% 02/22/11...........................................  Aa2       AA        159,985
   101,000     6.875% 09/27/23...........................................  Aa2       AA        109,603
   101,000   Republic of Korea,
               8.875% 04/15/08...........................................  A3        BBB+      119,877
    65,000   Tyco International Group SA,
               6.875% 01/15/29...........................................  Ba2       BBB-       46,118
   101,000   United Mexican States,
               8.375% 01/14/11...........................................  Baa2      BBB-      104,787
                                                                                           -----------
             TOTAL FOREIGN BONDS AND NOTES:
               (Cost $1,900,766).........................................                    1,530,992
                                                                                           -----------
             MORTGAGE-BACKED SECURITIES -- 5.0%
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES -- 0.0%+
    18,699     9.250% 08/01/08...........................................                       20,221
                                                                                           -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- CERTIFICATES -- 2.6%
 1,016,395     6.000% 09/01/16#..........................................                    1,037,866
    21,058     9.000% 05/01/27#..........................................                       22,567
   126,264     9.250% 09/01/10#..........................................                      139,072
                                                                                           -----------
                                                                                             1,199,505
                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2002 (UNAUDITED)


PRINCIPAL                                                                      MARKET
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
               CERTIFICATES -- 2.4%
$  513,432     6.500% 01/15/31...........................................   $    524,864
   387,463     8.000% 09/15/24#..........................................        412,746
    22,143     9.000% 04/15/09#..........................................         23,776
    67,027     9.000% 09/15/16#..........................................         71,971
   133,975     9.000% 12/15/16#..........................................        143,856
     8,484     9.500% 07/15/09#..........................................          9,126
                                                                            ------------
                                                                               1,186,339
                                                                            ------------
             TOTAL MORTGAGE-BACKED SECURITIES:
               (Cost $2,307,790).........................................      2,406,065
                                                                            ------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 40.4%
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
               CERTIFICATES -- 5.0%
 2,350,000     5.750% 01/15/12...........................................      2,414,423
                                                                            ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION
               (FNMA) -- CERTIFICATES -- 32.0%
 2,000,000     5.250% 04/15/07...........................................      2,073,620
 3,100,000     6.500% 05/01/16(a)........................................      3,214,313
   227,998     6.500% 02/01/32...........................................         56,130
 7,955,000     6.500% 02/01/32(a)........................................      8,114,100
 2,025,000     7.000% 05/01/30(a)........................................      2,097,141
    25,000     7.000% 05/01/32(a)........................................         25,890
                                                                            ------------
                                                                              15,581,194
                                                                            ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
               CERTIFICATES -- 3.4%
 1,600,000     7.000% 11/01/31(a)........................................      1,657,000
                                                                            ------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS:
               (Cost $19,555,141)........................................     19,652,617
                                                                            ------------
             U.S. TREASURY OBLIGATIONS -- 7.6%
             U.S. TREASURY STRIPS -- 7.6%
 2,895,000   Principal Only, 05/15/11....................................      1,847,036
 3,380,000   Principal Only, 11/15/27....................................        757,928
 3,460,000   Principal Only, 11/15/21....................................      1,094,602
                                                                            ------------
                                                                               3,699,566
                                                                            ------------
             TOTAL U.S. TREASURY OBLIGATIONS:
               (Cost $3,762,783).........................................      3,699,566
                                                                            ------------
             SHORT TERM INVESTMENTS -- 19.6%
             COMMERCIAL PAPER -- 19.6%
 1,500,000   Fortis Funding LLC,
               Discount note 07/01/02....................................      1,499,927
             Jupiter Securitization Corporation:
 1,500,000   Discount note 07/11/02#.....................................      1,499,180
 1,000,000   Discount note 07/18/02#.....................................        998,658

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

Hatteras Income Securities, Inc.

  SCHEDULE OF INVESTMENTS (CONTINUED)              JUNE 30, 2002 (UNAUDITED)




PRINCIPAL                                                                      MARKET
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
$2,542,000   Three Grounds Funding,
               Discount note 07/01/02....................................   $  2,541,853
 1,500,000   Victory Receivables,
               1.820% 07/09/02...........................................      1,499,306
 1,500,000   World Omni Vehicle Leasing, Inc.,
               Discount note 07/10/02....................................      1,499,241
                                                                            ------------
             TOTAL SHORT TERM INVESTMENTS:
               (Cost $9,538,165).........................................      9,538,165

             TOTAL INVESTMENTS
               (Cost $63,765,054*).............................     129.3%    62,845,793
                                                                            ------------
             OTHER ASSETS AND LIABILITIES (NET)................     (29.3)%
             Cash........................................................   $     30,270
             Receivable for securities sold..............................      4,738,835
             Interest receivable.........................................        678,505
             Payable for investment securities purchased.................    (19,490,987)
             Investment advisory fee payable.............................        (21,873)
             Accrued expenses and other liabilities......................       (158,791)
                                                                            ------------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)....................    (14,224,041)
                                                                            ------------
             NET ASSETS........................................     100.0%  $ 48,621,752
                                                                            ============
             NET ASSETS CONSIST OF:
             Distributions in excess of net investment income............   $   (332,734)
             Accumulated net realized loss on investments................     (3,324,481)
             Net unrealized depreciation of investments..................       (919,261)
             Paid-in capital.............................................     53,198,228
                                                                            ------------
             NET ASSETS..................................................   $ 48,621,752
                                                                            ============
             Net asset value per share
               ($48,621,752 / 3,363,512 shares of common stock
               outstanding)..............................................         $14.46
                                                                            ============

---------------

 * Federal income tax information (see Note 4).

 **Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 # All or a portion of security segregated as collateral for TBA.

(a)TBA -- Securities purchased on a forward commitment basis.

 + Amount represents less than 0.1%

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF OPERATIONS (UNAUDITED)

For the six months ended June 30, 2002

INVESTMENT INCOME:
Interest....................................................    $ 1,590,152
                                                                -----------
EXPENSES:
Investment advisory fee.....................................        133,101
Transfer agent fees.........................................         32,299
Legal and audit fees........................................         23,623
Printing expense............................................         19,588
Directors' fees and expenses................................         13,377
Custodian fees..............................................          5,690
Other.......................................................         21,917
                                                                -----------
    Total expenses..........................................        249,595
Fees reduced by credits allowed by the custodian............           (107)
                                                                -----------
    Net expenses............................................        249,488
NET INVESTMENT INCOME.......................................      1,340,664
                                                                -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................        671,542
Net change in unrealized appreciation/(depreciation) of
  investments...............................................     (1,315,640)
                                                                -----------
Net realized and unrealized gain/(loss) on investments......       (644,098)
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $   696,566
                                                                ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

Hatteras Income Securities, Inc.

  STATEMENT OF CHANGES IN NET ASSETS


                                                                SIX MONTHS
                                                                  ENDED
                                                                 6/30/02           YEAR ENDED
                                                               (UNAUDITED)          12/31/01
                                                              ---------------------------------
Net investment income.......................................  $    1,340,664     $    3,081,715
Net realized gain/(loss) on investments.....................         671,542            444,120
Net change in unrealized appreciation/(depreciation) of
  investments...............................................      (1,315,640)          (219,024)
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................         696,566          3,306,811
Distributions to shareholders from net investment income....      (1,648,132)        (3,430,784)
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................        (951,566)          (123,973)
                                                              --------------     --------------
NET ASSETS:
Beginning of period.........................................      49,573,318         49,697,291
                                                              --------------     --------------
End of period...............................................  $   48,621,752     $   49,573,318
                                                              ==============     ==============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................  $     (332,734)    $      (25,266)
                                                              ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                         SIX MONTHS
                                            ENDED           YEAR          YEAR          YEAR          YEAR          YEAR
                                           6/30/02         ENDED         ENDED         ENDED         ENDED         ENDED
                                         (UNAUDITED)      12/31/01      12/31/00      12/31/99      12/31/98      12/31/97
                                         ---------------------------------------------------------------------------------
OPERATING PERFORMANCE:
Net asset value, beginning of
  period...........................        $ 14.74        $ 14.78       $ 14.65       $ 16.14       $ 16.11       $ 15.91
                                           -------        -------       -------       -------       -------       -------
Income from investment operations:
Net investment income..............           0.40           0.92          0.92          1.10          1.11          1.18
Net realized and unrealized
  gain/(loss) on investments.......          (0.19)          0.06          0.29         (1.47)         0.03          0.16
                                           -------        -------       -------       -------       -------       -------
Net increase/(decrease) in net
  assets resulting from investment
  operations.......................           0.21           0.98          1.21         (0.37)         1.14          1.34
Distributions:
Dividends from net investment
  income...........................          (0.49)         (1.02)        (1.06)        (1.12)        (1.11)        (1.14)
Dividends from return of capital...             --             --         (0.02)           --            --            --
                                           -------        -------       -------       -------       -------       -------
Total distributions................          (0.49)         (1.02)        (1.08)        (1.12)        (1.11)        (1.14)
                                           -------        -------       -------       -------       -------       -------
Net asset value, end of period.....        $ 14.46        $ 14.74       $ 14.78       $ 14.65       $ 16.14       $ 16.11
                                           =======        =======       =======       =======       =======       =======
Market value, end of period........        $13.900        $13.840       $13.310       $11.875       $15.125       $14.875
                                           =======        =======       =======       =======       =======       =======
Total return++.....................           5.68%         11.84%        21.94%       (14.70)%       10.46%        11.03%
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (000)....        $48,622        $49,573       $49,697       $49,289       $54,294       $54,201
Ratio of operating expenses to
  average net assets...............           1.03%+         1.00%         0.96%         0.90%         0.91%         0.94%
Ratio of operating expenses to
  average net assets without fees
  reduced by credits allowed by the
  custodian........................           1.03%+#        1.01%         1.08%         0.91%         0.92%         0.95%
Ratio of net investment income to
  average net assets...............           5.51%+         6.16%         6.39%         7.21%         6.86%         7.18%
Portfolio turnover rate............         243.63%        336.26%       159.26%        60.28%        72.04%       199.52%

---------------
 + Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and is based on market value at period end.
 * As required, effective January 1, 2001, the Company has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.12, decrease net realized and unrealized gains and losses per share by $0.12, and increase the ratio of net investment income to average net assets by 0.78%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 # The effect of the custodial expense offset (note 2) on the operating expense ratio was less than 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

Hatteras Income Securities, Inc.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


Hatteras Income Securities, Inc. (the "Company") is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Company's investment objective is to seek as high a level of current income as is consistent with prudent investment risk.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Company in the preparation of its financial statements.

Securities valuation: Securities traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued using broker quotations or on the basis of prices provided by pricing services. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Securities transactions and investment income: Securities transactions are recorded on trade date. Interest income, adjusted for accretion of discounts and amortization of premiums is recognized daily on the accrual basis.

Dividends and distributions to shareholders: It is the Company's policy to declare and pay distributions from net investment income monthly to shareholders. Net realized capital gains (including net short-term capital gains) are distributed at least annually. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: The Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

2.  INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE AND OTHER RELATED PARTY
TRANSACTIONS

The Company has entered into an investment advisory agreement with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation. Pursuant to the investment advisory agreement, the Company pays

Hatteras Income Securities, Inc.

BA Advisors an annual fee equal to the sum of (i) 0.45% per annum of the first $75,000,000 of the average weekly net assets and at a reduced rate for net assets in excess of that amount, and (ii) 1.5% of the Company's gross income. The fee is computed and accrued weekly and paid monthly. The agreement provides that if certain recurring expenses, including the advisory and management fee, exceed 1.5% of the first $30,000,000 in average net assets annually and 1.0% of average net assets in excess thereof (or pro-rata portion for any fraction of the year), the investment advisory fee will be reduced by the amount by which such expenses exceed the limitation. There was no reduction in the fee for the six months ended June 30, 2002.

The Company and BA Advisors have entered into a sub-advisory agreement with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at an annual rate of 0.15% of the Company's average weekly net assets.

The Bank of New York ("BNY") serves as the custodian of the Company's assets. For the six months ended June 30, 2002, expenses of the Company were reduced by $107 under expense offset arrangements with BNY. The Company could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

Mellon Investor Services LLC ("Mellon") serves as the transfer agent and dividend disbursing agent for the Company.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from the Company for serving as a Director or Officer of the Company.

3.  PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of securities (excluding short term securities) are summarized as follows:

                                                                PURCHASES          SALES
                                                              ------------------------------
Corporate Bonds.............................................  $121,496,303     $116,034,661
U.S. Government and Agencies (Long-Term)....................     8,758,201       10,457,142
Foreign Bonds...............................................       494,508          181,799
                                                              ------------     ------------
    Total...................................................  $130,749,012     $126,673,602
                                                              ============     ============

4.  INCOME TAXES

At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $63,765,054. Net unrealized depreciation of $919,261 on investment securities was comprised of gross appreciation of $606,823 and gross depreciation of $1,526,084 for federal income tax purposes.

At December 31, 2001, approximately $3,996,023 was available to offset future capital gains of which $242,766 expires in 2002, $75,218 expires in 2005, $1,308,654 expires in 2007 and $2,369,385 expires in

Hatteras Income Securities, Inc.

2008. Management does not plan to distribute to shareholders any future net realized gains on investments until the capital loss carryforwards are used or expired. The Company utilized $233,810 of capital loss carryforwards during the year.

Hatteras Income Securities, Inc.

  DIVIDEND REINVESTMENT PLAN


DIVIDEND REINVESTMENT PLAN

The Company's Dividend Reinvestment Plan (the "Plan") offers an automatic way to reinvest dividends and capital gains distributions in shares of the Company.

PARTICIPATION

Shareholders of record will receive their dividends in cash unless they have otherwise instructed Mellon (the "Plan Agent"), acting as agent for each participant in the Plan, in writing. Such a notice must be received by the Plan Agent not less than 5 business days prior to the record date for a dividend or distribution in order to be effective with respect to that dividend or distribution. A notice which is not received by that time will be effective only with respect to subsequent dividends and distributions.

Shareholders who do not participate in the Plan will receive all distributions by check mailed directly to the shareholder by Mellon, as dividend paying agent. For federal income tax purposes, dividends are treated as income or capital gains, regardless of whether they are received in cash or reinvested in additional shares.

Participants may terminate their participation in the Plan by written notice to the Plan Agent. If the written notice is received at least 5 business days before the record day of any distribution, it will be effective immediately. If such notice is received after that date, it will be effective as soon as possible after the reinvestment of the dividend or distribution.

PRICING OF DIVIDENDS AND DISTRIBUTIONS

Whenever the Company's Board of Directors declares a dividend or other distribution payable in cash or, at the option of the Plan Agent, in shares of capital stock issued by the Company, the Plan Agent will elect on behalf of the participants to receive the dividend in authorized but unissued shares of capital stock if the net asset value per share (as determined by the investment adviser of the Company as of the close of business on the record date for the dividend or distribution) is equal to or less than 95% of the closing market price per share of the capital stock of the Company on the New York Stock Exchange (the "Exchange") on such record date plus estimated brokerage commissions. The number of such authorized but unissued shares to be credited to a participant's account will be determined as of the close of business on the record date for the dividend, by valuing such shares at the greater of the net asset value per share or 95% of the market price per share. The Plan Agent will credit each participant's account with the number of shares corresponding in value, as determined under the foregoing formula, to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is equal to or less than the closing market price per share of the capital stock of the Company on the Exchange on such record date plus estimated brokerage commissions but exceeds 95% of such closing market price plus estimated brokerage commissions, the Plan Agent may elect on behalf of all participants (i) to take the dividend in cash and as soon as practicable thereafter, consistent with obtaining the best price and execution, proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided, and will credit each participant's account with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have

Hatteras Income Securities, Inc.

received in cash had such participant not elected to participate in this Plan or
(ii) to receive the dividend in authorized but unissued shares of capital stock, in which case the Plan Agent will credit each participant's account with the number of shares corresponding in value (determined by valuing such shares at the greater of the net asset value per share or 95% of the market price per share, in each case as of the close of business on the record date for the dividend or distribution) to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is higher than the closing market price per share of the capital stock on the Exchange plus estimated brokerage commissions on such record date, the Plan Agent will elect to take the dividend in cash and as soon as practicable, consistent with obtaining the best price and execution, the Plan Agent will proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided. Each participant's account will be credited with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan. Under such circumstances, in anticipation of receipt of a dividend in cash, the Plan Agent may purchase shares in the open market during the period between the record date and the payable date for the dividend or distribution. The Plan has been amended to specifically authorize such anticipatory purchases.

NO SERVICE FEE TO REINVEST

There is no service fee charged to participants for reinvesting dividends or distributions from net realized capital gains. The Plan Agent's fees for the handling of the reinvestment of dividends and capital gains distributions will be paid by the Company. There will be no brokerage commissions with respect to shares issued directly by the Company as a result of dividends or capital gains distributions payable either in stock or in cash. However, participants will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of any dividends or capital gains distributions payable only in cash.

PLAN AGENT ADDRESS AND TELEPHONE NUMBER

You may obtain more detailed information by requesting a copy of the Plan from the Plan Agent. All correspondence (including notifications) should be directed to: Mellon Investor Services, LLC, Agent for Hatteras Income Securities, Inc., Dividend Reinvestment Department, P.O. Box 3315, South Hackensack, New Jersey 07606, 1.800.851.9677.

Hatteras Income Securities, Inc.

  ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)

On April 25, 2002, the Company held its Annual Meeting of Stockholders. William
H. Grigg, Thomas F. Keller and A. Max Walker were elected as Directors of the Company by the following votes:

                                             SHARES VOTED IN FAVOR    SHARES WITHHELD
                                             ----------------------------------------
William H. Grigg...........................        2,942,189              21,581
Thomas F. Keller...........................        2,942,189              21,581
A. Max Walker..............................        2,942,189              21,581

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                                                                              25

BOARD OF DIRECTORS
A. MAX WALKER, Chairman
  Financial Consultant

WILLIAM H. GRIGG
  Chairman Emeritus,
  Duke Power Company

THOMAS F. KELLER
  Retired Dean,
  Fuqua School of Business,
  Duke University

FUND OFFICERS
ROBERT H. GORDON
  President

EDWARD D. BEDARD
  Chief Financial Officer

ROBERT C. CARROLL
  Secretary

GERALD MURPHY
  Treasurer

BRIAN SMITH
  Assistant Treasurer

ANDREW STENWALL
  Assistant Secretary and
  Portfolio Manager

OFFICE OF THE COMPANY
Hatteras Income Securities, Inc.
One Bank of America Plaza -- NC1-002-33-31
101 S. Tryon Street
Charlotte, North Carolina 28255

INVESTMENT ADVISER
Banc of America Advisors, LLC
One Bank of America Plaza
101 S. Tryon Street
Charlotte, North Carolina 28255

INVESTMENT SUB-ADVISER
Banc of America Capital Management, LLC
One Bank of America Plaza
101 S. Tryon Street
Charlotte, North Carolina 28255

FUND COUNSEL
Morrison & Foerster LLP
2000 Pennsylvania Avenue, N.W.
Suite 5500
Washington, D.C. 20006

CUSTODIAN
The Bank of New York
15 Broad St. 2nd Floor
New York, NY 10005

TRANSFER AGENT
Mellon Investor Services LLC
85 Challenger Road
Ridgefield Park, NJ 07660

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036